INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details) - $ / shares		1 Months Ended	12 Months Ended
	Dec. 01, 2023	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued in the period (in shares)			0	0
Weighted average strike price of warrants (in dollars per share)		$ 11.5	$ 11.5	$ 11.5	$ 11.5
PACI Public Shareholders | Proof Acquisition Corp I
Subsidiary, Sale of Stock [Line Items]
Stock issued during period (in shares)	1,767,390
PACI Sponsors | Proof Acquisition Corp I
Subsidiary, Sale of Stock [Line Items]
Stock issued during period (in shares)	6,883,579
Units
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued in the period (in shares)		27,600,000			27,600,000
Price per warrant (USD per share)		$ 10			$ 10
Public Warrant
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)		1			1
Weighted average strike price of warrants (in dollars per share)		$ 11.5			$ 11.5
Private Placement Warrant
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued in the period (in shares)		15,226,000
Price per warrant (USD per share)		$ 1			$ 1
Class of warrant or right, number of securities called by each warrant or right (in shares)		1			1
Weighted average strike price of warrants (in dollars per share)		$ 11.5			$ 11.5
Common Class A
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares)		1			1